Document and Entity Information	May 14, 2025
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	May 14, 2025
Entity File Number	0-23827
Entity Registrant Name	PC Connection, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	02-0513618
Entity Address, Address Line One	730 Milford Road
Entity Address, City or Town	Merrimack
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03054
City Area Code	603
Local Phone Number	683-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNXN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001050377
Amendment Flag	true
Amendment Description	On May 14, 2025, PC Connection, Inc. (the “Company”) held its 2025 Annual Meeting of Stockholders (the “Annual Meeting”) and filed a Form 8-K disclosing the results of the stockholder vote for each proposal on which stockholders voted at the Annual Meeting (the “Original Form 8-K”). The purpose of this Current Report on Form 8-K/A is (i) to provide disclosure pursuant to Item 5.02(e) in connection with the previously disclosed approval of an amendment to the Company’s 2020 Stock Incentive Plan (the “2020 Plan”) and (ii) to supplement the disclosure made under Item 5.07 in the Original Form 8-K regarding the Company’s decision as to the frequency of future advisory approvals of the compensation of the Company’s named executive officers. Except as set forth herein, no other modifications have been made to the Original Form 8-K.